Derecognition of financial assets - Additional Information (Detail) $ in Millions, $ in Millions	Jul. 31, 2019 CAD ($)	Jul. 31, 2019 USD ($)	Apr. 30, 2019 CAD ($)	Feb. 28, 2019 CAD ($)	Oct. 31, 2018 CAD ($)
Investment [Line Items]
Deposit, business and government	$ 456,806		$ 443,707		$ 422,002
Canadian credit card receivables [member] | Securitisations [member]
Investment [Line Items]
Credit cards receivables				$ 1,792
Assets pledged in relation to notes	1,936
Canadian auto loan receivables [member] | Securitisations [member]
Investment [Line Items]
Assets pledged in relation to notes	740
Loan receivables				$ 896
Senior Notes Class A, Class B and Class C Subordinated Notes [member] | Securitisations [member]
Investment [Line Items]
Deposit, business and government	1,793	$ 1,359
Class A notes [member] | Securitisations [member]
Investment [Line Items]
Deposit, business and government	$ 624	$ 472